Note 19 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital Shares, Number (in shares)	47,549,376	42,933,156
Capital Shares, Amount	$ 1,127,034	$ 845,680
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	46,223,682	41,607,462
Capital Shares, Amount	$ 1,126,661	$ 845,307
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373